Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Operating Lease Costs	The components of operating lease costs were as follows:
	Year ended December 31,
	2023	2022

Operating lease cost	$5,007	$6,019
Variable lease cost	2,037	4,004
Short-term lease cost	648	829

Total lease costs	$7,692	$10,852

Schedule of Weighted Average Remaining Lease Terms and Discount Rates	The following is a summary of weighted average remaining lease terms and discount rates for all of the Company’s operating leases:
	December 31,
	2023	2022

Weighted average remaining lease term (years)	7.19	7.28
Weighted average discount rate	6.43%	5.08%

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities are as follows:
2024	$7,732
2025	5,935
2026	5,539
2027	5,128
2028	5,405
Thereafter	4,079

Total undiscounted cash flows	33,818
Less imputed interest	6,111

Present value of lease liabilities	$27,707